Shareholder Report, Holdings (Details)	Feb. 28, 2025
Short-Term Bond Fund of America® Class A [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class A [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class A [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class C [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class C [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class C [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class T [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class T [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class T [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class T [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class T [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class F-1 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class F-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class F-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class F-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class F-2 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class F-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class F-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class F-3 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class F-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class F-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class 529-A [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class 529-A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class 529-A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class 529-A [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class 529-A [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class 529-A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class 529-A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class 529-A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class 529-A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class 529-C [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class 529-C [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class 529-C [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class 529-C [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class 529-C [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class 529-C [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class 529-C [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class 529-C [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class 529-C [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class 529-E [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class 529-E [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class 529-E [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class 529-E [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class 529-E [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class 529-E [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class 529-E [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class 529-E [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class 529-E [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class 529-T [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class 529-T [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class 529-T [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class 529-T [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class 529-T [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class 529-T [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class 529-T [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class 529-T [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class 529-T [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class 529-F-1 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class 529-F-1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class 529-F-2 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class 529-F-2 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class 529-F-2 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class 529-F-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class 529-F-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class 529-F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class 529-F-2 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class 529-F-2 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class 529-F-3 [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class 529-F-3 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class 529-F-3 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class 529-F-3 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class 529-F-3 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class 529-F-3 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class 529-F-3 [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class 529-F-3 [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class 529-F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class R-1 [Member | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class R-1 [Member | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class R-1 [Member | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class R-1 [Member | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class R-1 [Member | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class R-1 [Member | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class R-1 [Member | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class R-1 [Member | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class R-1 [Member | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America® Class A [Member] | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America® Class A [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America® Class A [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America® Class A [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America® Class A [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America® Class A [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America® Class A [Member] | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America® Class A [Member] | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America® Class A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America - Class R-2E - RAAEX | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America - Class R-2E - RAAEX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America - Class R-2E - RAAEX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America - Class R-2E - RAAEX | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America - Class R-2E - RAAEX | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America - Class R-2E - RAAEX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America - Class R-2E - RAAEX | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America - Class R-2E - RAAEX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America - Class R-2E - RAAEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America - Class R-3 - RAMCX | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America - Class R-3 - RAMCX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America - Class R-3 - RAMCX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America - Class R-3 - RAMCX | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America - Class R-3 - RAMCX | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America - Class R-3 - RAMCX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America - Class R-3 - RAMCX | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America - Class R-3 - RAMCX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America - Class R-3 - RAMCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America - Class R-4 - RAMEX | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America - Class R-4 - RAMEX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America - Class R-4 - RAMEX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America - Class R-4 - RAMEX | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America - Class R-4 - RAMEX | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America - Class R-4 - RAMEX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America - Class R-4 - RAMEX | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America - Class R-4 - RAMEX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America - Class R-4 - RAMEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America - Class R-5E - RAAGX | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America - Class R-5E - RAAGX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America - Class R-5E - RAAGX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America - Class R-5E - RAAGX | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America - Class R-5E - RAAGX | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America - Class R-5E - RAAGX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America - Class R-5E - RAAGX | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America - Class R-5E - RAAGX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America - Class R-5E - RAAGX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America - Class R-5 - RAMFX | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America - Class R-5 - RAMFX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America - Class R-5 - RAMFX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America - Class R-5 - RAMFX | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America - Class R-5 - RAMFX | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America - Class R-5 - RAMFX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America - Class R-5 - RAMFX | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America - Class R-5 - RAMFX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America - Class R-5 - RAMFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]
Short-Term Bond Fund of America - Class R-6 - RMMGX | U.S. Treasury bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.54%
Short-Term Bond Fund of America - Class R-6 - RMMGX | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.07%
Short-Term Bond Fund of America - Class R-6 - RMMGX | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
Short-Term Bond Fund of America - Class R-6 - RMMGX | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
Short-Term Bond Fund of America - Class R-6 - RMMGX | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Short-Term Bond Fund of America - Class R-6 - RMMGX | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Short-Term Bond Fund of America - Class R-6 - RMMGX | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Short-Term Bond Fund of America - Class R-6 - RMMGX | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short-Term Bond Fund of America - Class R-6 - RMMGX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.